FINANCIAL INSTRUMENTS BY CATEGORY - LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)
Liabilities at amortized cost
Trade and bill payables and other payables excluding non-financial liabilities (Notes 26 and 28)	¥ 4,483,180		¥ 3,417,934
Payables for fixed assets and construction-in-progress	2,776,708	$ 435,726	2,914,696
Dividends payable	13,746	$ 2,157	13,749
Lease liabilities	1,384,084		1,377,573
Total	¥ 8,657,718		¥ 7,723,952

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.